Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Guarantees
Maturity less than 1 year	47,842	41,327
Maturity between 1 to 3 years	8,965	12,967
Maturity between 3 to 5 years	2,679	3,499
Maturity greater than 5 years	2,920	2,811
Total gross amount	62,406	60,604
Total net amount	61,293	59,511
Carrying value	1,071	839
Collateral received	19,907	19,755
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,495	2,688
Maturity between 1 to 3 years	733	621
Maturity between 3 to 5 years	257	336
Maturity greater than 5 years	601	569
Total gross amount	4,086	4,214
Total net amount	3,846	4,066
Carrying value	30	14
Collateral received	1,657	2,333
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,899	4,910
Maturity between 1 to 3 years	1,284	1,985
Maturity between 3 to 5 years	1,203	1,007
Maturity greater than 5 years	106	144
Total gross amount	7,492	8,046
Total net amount	6,625	7,125
Carrying value	43	107
Collateral received	3,188	3,312
Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,257	11,479
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	12,257	11,479
Total net amount	12,257	11,479
Carrying value	0	0
Collateral received	12,257	11,479
Derivatives
Guarantees
Maturity less than 1 year	24,599	18,247
Maturity between 1 to 3 years	6,157	9,544
Maturity between 3 to 5 years	986	1,959
Maturity greater than 5 years	1,816	1,900
Total gross amount	33,558	31,650
Total net amount	33,558	31,650
Carrying value	954	715
Other guarantees
Guarantees
Maturity less than 1 year	3,592	4,003
Maturity between 1 to 3 years	791	817
Maturity between 3 to 5 years	233	197
Maturity greater than 5 years	397	198
Total gross amount	5,013	5,215
Total net amount	5,007	5,191
Carrying value	44	3
Collateral received	2,805	2,631
Bank
Guarantees
Maturity less than 1 year	47,619	41,121
Maturity between 1 to 3 years	8,885	12,908
Maturity between 3 to 5 years	2,646	3,470
Maturity greater than 5 years	2,899	2,797
Total gross amount	62,049	60,296
Total net amount	60,936	59,203
Carrying value	1,067	835
Collateral received	19,839	19,692
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,488	2,682
Maturity between 1 to 3 years	733	621
Maturity between 3 to 5 years	257	336
Maturity greater than 5 years	593	569
Total gross amount	4,071	4,208
Total net amount	3,832	4,060
Carrying value	30	14
Collateral received	1,654	2,330
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,798	4,819
Maturity between 1 to 3 years	1,219	1,932
Maturity between 3 to 5 years	1,178	982
Maturity greater than 5 years	97	135
Total gross amount	7,292	7,868
Total net amount	6,425	6,946
Carrying value	40	103
Collateral received	3,155	3,277
Bank | Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,257	11,479
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	12,257	11,479
Total net amount	12,257	11,479
Carrying value	0	0
Collateral received	12,257	11,479
Bank | Derivatives
Guarantees
Maturity less than 1 year	24,599	18,247
Maturity between 1 to 3 years	6,157	9,544
Maturity between 3 to 5 years	981	1,959
Maturity greater than 5 years	1,815	1,900
Total gross amount	33,552	31,650
Total net amount	33,552	31,650
Carrying value	954	715
Bank | Other guarantees
Guarantees
Maturity less than 1 year	3,477	3,894
Maturity between 1 to 3 years	776	811
Maturity between 3 to 5 years	230	193
Maturity greater than 5 years	394	193
Total gross amount	4,877	5,091
Total net amount	4,870	5,068
Carrying value	43	3
Collateral received	2,773	2,606